INVENTORIES (Details) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014
Inventories [Abstract]
Raw and packaging materials	$ 1,248	$ 1,279
Products in process	605	638
Finished products	2,096	2,268
Materials in transit and payments on account	143	186
Inventories	$ 4,092	$ 4,371